VIA ELECTRONIC TRANSMISSION

April 28, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC   20549

Re: Astra Global Investment Series (File Nos. 33-1474 and 811-4468) Certification Pursuant to Rule 497(j) under the Securities Act of 1933 for Prospectus and Statement of Additional Information for Astra Short-Term Multi-Market Income Fund I and II


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the Securities Act), the undersigned, on behalf of Astra Global Investment Series (the Registrant), hereby submits this filing in lieu of a filing under Securities Act Rule 497(c) with respect to the prospectus and the statement of additional information, each dated April 25, 1997, for the Astra Short-Term Multi-Market Income Fund I and II. The undersigned on behalf of the Registrant hereby certifies that:

(1) the form of each prospectus and statement of additional information referred to above that would have been filed under Securities Act Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 18 to the Registrant's registration statement on Form N-1A (Post-Effective Amendment No. 18), filed on April 25, 1997; and

(2) Post-Effective Amendment No. 18, which is the Registrant's most recent amendment to its registration statement, has been filed electronically.

Very truly yours,


Astra Global Investment Series

By:   /s/John R. Elerding
      John R. Elerding
      Secretary